Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,123,747	$ 1,614,733	$ 2,395,405
Accounts receivable, net	1,470,023	918,374	680,827
Other current assets	153,384	205,423	276,563
Total current assets	3,747,154	2,738,530	3,352,795
Property and equipment, net	5,192	6,986	27,347
Right-of-use asset	77,644	27,401	299,190
Total assets	3,829,990	2,772,917	3,679,332
Current liabilities:
Accrued expenses	220,333	194,821	230,383
Deferred revenue	505,886	16,611	16,611
Current portion of operating lease liability, related party	77,644	27,401	111,978
Notes payable	71,694	116,386	152,887
Total current liabilities	1,196,152	674,739	613,549
Non-current portion of operating lease liability, related party			187,212
Total liabilities	1,196,152	674,739	800,761
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares designated, issued and outstanding
Additional paid-in capital	11,848,954	11,806,765	11,692,952
Accumulated deficit	(9,229,305)	(9,720,526)	(8,824,193)
Total stockholders’ equity	2,633,838	2,098,178	2,878,571
Total liabilities and stockholders’ equity	3,829,990	2,772,917	3,679,332
Common Class A [Member]
Stockholders’ equity:
Common stock, value	13,839	11,339	8,979
Convertible Class B Common Stock [Member]
Stockholders’ equity:
Common stock, value	350	600	833
Nonrelated Party [Member]
Current liabilities:
Accounts payable, related party	195,595	247,520	101,690
Related Party [Member]
Current liabilities:
Accounts payable, related party	$ 125,000	$ 72,000